INCOME TAX EXPENSES (Schedule of Deferred Income Taxes) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Deferred tax assets	₪ 130	₪ 124
Deferred tax liabilities
Deferred tax liabilities	75	83
Deferred tax assets, net	55	41
Deferred tax assets to be recovered after more than 12 months [Member]
Deferred tax assets
Deferred tax assets	80	87
Deferred tax assets to be recovered within 12 months [Member]
Deferred tax assets
Deferred tax assets	50	37
Deferred tax liabilities to be recovered after more than 12 months [Member]
Deferred tax liabilities
Deferred tax liabilities	63	72
Deferred tax liabilities to be recovered within 12 months [Member]
Deferred tax liabilities
Deferred tax liabilities	₪ 12	₪ 11